Other disclosures - Fair value of assets not measured in fair value (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial assets
Financial assets	$ 1,361,558	$ 1,285,120
Loans and advances to credit institutions
Financial assets
Financial assets	145,366	105,209
Loans and advances to customers
Financial assets
Financial assets	676,636	615,038
Debt instruments.
Financial assets
Financial assets	317,124	323,452
Financial assets at amortized cost category | Balances with the Central Bank
Financial assets
Financial assets, fair value	30,230	36,148
Financial assets	30,230	36,148
Financial assets at amortized cost category | Loans and advances to credit institutions
Financial assets
Financial assets, fair value	47,002	59,122
Financial assets	47,034	59,122
Financial assets at amortized cost category | Loans and advances to customers
Financial assets
Financial assets, fair value	641,681	639,300
Financial assets	666,772	609,420
Financial assets at amortized cost category | Debt instruments.
Financial assets
Financial assets, fair value	51,093	10,758
Financial assets	52,419	10,758
Level 1 | Financial assets at amortized cost category | Balances with the Central Bank
Financial assets
Financial assets, fair value	30,230	36,148
Level 1 | Financial assets at amortized cost category | Loans and advances to credit institutions
Financial assets
Financial assets, fair value		34,542
Level 1 | Financial assets at amortized cost category | Loans and advances to customers
Financial assets
Financial assets, fair value		2,587
Level 1 | Financial assets at amortized cost category | Debt instruments.
Financial assets
Financial assets, fair value	40,063
Level 2 | Financial assets at amortized cost category | Loans and advances to credit institutions
Financial assets
Financial assets, fair value	28,839
Level 2 | Financial assets at amortized cost category | Loans and advances to customers
Financial assets
Financial assets, fair value	6,339
Level 2 | Financial assets at amortized cost category | Debt instruments.
Financial assets
Financial assets, fair value	11,030
Level 3 | Financial assets at amortized cost category | Loans and advances to credit institutions
Financial assets
Financial assets, fair value	18,163	24,580
Level 3 | Financial assets at amortized cost category | Loans and advances to customers
Financial assets
Financial assets, fair value	$ 635,342	636,713
Level 3 | Financial assets at amortized cost category | Debt instruments.
Financial assets
Financial assets, fair value		$ 10,758